Stock-based Compensation - Additional Information (Details)				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 01, 2022 USD ($) $ / shares shares	Aug. 16, 2021 USD ($) $ / shares shares	Jun. 25, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock options granted | shares				68,628	160,000
Number of stock issued | shares					239,887
Stock option, strike price | $ / shares				$ 6.82
Stock option, aggregate grant date fair value				$ 259,674
Stock compensation expense					$ 357,784	$ 1,266,026	$ 1,531,876	$ 573,695
Stock option granted for forfeited shares | shares	40,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value							$ 2,000,000
Percentage of stock option exercised							100
Options, Grants in Period, Weighted Average Fair Value | $ / shares							$ 2.24	$ 6.45
Fair Values of Stock Options, Vested, Total							$ 1,150,320	$ 573,695
2011 Plan and 2020 Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock options granted | shares							215,898	227,300
Unrecognized stock-based compensation of unvested options							$ 1,141,314
Expected to Recognize, Remaining Weighted-Average Period							1 year 7 months 20 days
2011 Equity Incentive Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock option, aggregate grant date fair value							$ 484,669	$ 1,466,644
Restricted Stock Units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Restricted stock units outstanding | shares							0	0
2020 Equity Incentive Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares available for grant | shares							8,650,000
Employee stock plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock options granted | shares		27,240
Stock option, strike price | $ / shares		$ 1.79
Stock option, aggregate grant date fair value		$ 50,000
Stock option granted for forfeited shares | shares					29,322
Board of Director Member
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock options granted | shares			90,708
Stock option, strike price | $ / shares			$ 2.92		$ 0.81
Stock option, aggregate grant date fair value			$ 160,000		$ 82,492
Stock compensation expense					$ 339
Stock option granted for forfeited shares | shares	160,000
Employee
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock option, strike price | $ / shares					$ 1.07
Stock option, aggregate grant date fair value					$ 165,563
Stock compensation expense					$ 8,399
New board of Director | Employee stock plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock options granted | shares	60,000
Stock option, strike price | $ / shares	$ 0.95
Stock option, aggregate grant date fair value	$ 37,225